UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Taylor, Cottrill LLC
Address: 224 Main Street
         New London, NH 03257

13F File Number:  028-13147

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chad Richardson
Title:     Director of Operations
Phone:     603-526-7400

Signature, Place, and Date of Signing:

     Chad Richardson     New London, NH     January 28, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     82

Form13F Information Table Value Total:     $114,760 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

								FORM 13F INFORMATION TABLE
							VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER		TITLE OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERSSOLE	SHARED	NONE
-------------		 -------------- -------		------- -------	------- ------- ------- -------	---------------------
3M Co.                      	COM	88579Y101	577	6975	SH		SOLE		4760		2215
Abbott Labs                 	COM	002824100	2381	44106	SH		SOLE		26945		17161
Accenture                   	COM	G1151C101	3216	77485	SH		SOLE		48810		28675
American Express Co.        	COM	025816109	1212	29922	SH		SOLE		14289		15633
Apache                      	COM	037411105	721	6990	SH		SOLE		4540		2450
Apple Inc.                  	COM	037833100	924	4385	SH		SOLE		2710		1675
AT&T Corp.                  	COM	00206R102	1361	48565	SH		SOLE		32450		16115
Automatic Data Processing   	COM	053015103	1742	40675	SH		SOLE		28650		12025
Bank of America Corp.       	COM	060505104	372	24686	SH		SOLE		13445		11241
Berkshire Hathaway Cl B     	Class B	084670207	2254	686	SH		SOLE		435		251
BP PLC                      	COM	055622104	946	16327	SH		SOLE		10576		5751
Bristol Myers Squibb        	COM	110122108	357	14154	SH		SOLE		8054		6100
Canadian Natural Resources  	COM	136385101	2433	33815	SH		SOLE		20725		13090
Cerner Corp.                	COM	156782104	274	3325	SH		SOLE		2925		400
Checkpoint Software         	COM	M22465104	2112	62335	SH		SOLE		40660		21675
Chevron Corp.               	COM	166764100	224	2911	SH		SOLE		1635		1276
Cisco Systems               	COM	17275R102	1852	77369	SH		SOLE		48620		28749
Clorox Company              	COM	189054109	493	8075	SH		SOLE		6175		1900
Coca-Cola                   	COM	191216100	2799	49110	SH		SOLE		32285		16825
Colgate Palmolive           	COM	194162103	717	8730	SH		SOLE		5430		3300
ConocoPhillips              	COM	20825C104	710	13905	SH		SOLE		8003		5902
Corning Inc.                	COM	219350105	2043	105825	SH		SOLE		73550		32275
CVS Caremark Corp.          	COM	126650100	268	8325	SH		SOLE		7125		1200
Deere & Co                  	COM	244199105	832	15375	SH		SOLE		10850		4525
Diamond Offshore Drilling   	COM	25271C102	1393	14150	SH		SOLE		8750		5400
Duke Energy                 	COM	26441C105	385	22353	SH		SOLE		12225		10128
Eli Lilly & Co.             	COM	532457108	1469	41143	SH		SOLE		28618		12525
Emerson Electric            	COM	291011104	473	11100	SH		SOLE		10100		1000
Exxon Mobil Corp.           	COM	30231G102	5256	77074	SH		SOLE		56260		20814
F P L Group Incorporated    	COM	302571104	487	9225	SH		SOLE		5125		4100
Fluor Corp                  	COM	343412102	2081	46200	SH		SOLE		28600		17600
General Dynamics Corp.      	COM	369550108	1675	24575	SH		SOLE		12850		11725
General Electric            	COM	369604103	2658	175658	SH		SOLE		115653		60005
General Mills Inc           	COM	370334104	891	12579	SH		SOLE		9529		3050
Genzyme Corporation         	COM	372917104	2439	49760	SH		SOLE		30135		19625
Greif Inc Cl A              	Class A	397624107	1993	36925	SH		SOLE		22750		14175
Harsco Corporation          	COM	415864107	222	6900	SH		SOLE		4675		2225
Hewlett Packard             	COM	428236103	2303	44710	SH		SOLE		26360		18350
INTEL                       	COM	458140100	2571	126030	SH		SOLE		85255		40775
International Business Machine	COM	459200101	4532	34624	SH		SOLE		21669		12955
iShares Barclays 1-3 Yr Treasu	COM	464287457	1626	19600	SH		SOLE		14700		4900
iShares IBOXX Inv Grade Bond	COM	464287242	208	2000	SH		SOLE		0		2000
Ishares MSCI Brazil Index   	COM	464286400	591	7925	SH		SOLE		6200		1725
iShares MSCI Emerging Markets	COM	464287234	316	7623	SH		SOLE		4178		3445
Ishares MSCI Hong Kong      	COM	464286871	355	22675	SH		SOLE		16575		6100
Ishares MSCI Singapore      	COM	464286673	338	29375	SH		SOLE		21175		8200
iShares MSCI Taiwan         	COM	464286731	161	12425	SH		SOLE		8925		3500
Ishares Tr Lehman Tips      	COM	464287176	1260	12128	SH		SOLE		6328		5800
Ishares Tr Msci Eafe Fd     	COM	464287465	228	4125	SH		SOLE		4125		0
Johnson & Johnson           	COM	478160104	4058	63009	SH		SOLE		38929		24080
JP Morgan Chase & Co        	COM	46625H100	238	5702	SH		SOLE		4627		1075
Kimberly-Clark              	COM	494368103	943	14795	SH		SOLE		9245		5550
Kroger Company              	COM	501044101	480	23375	SH		SOLE		14975		8400
L 3 Communications Holdings 	COM	502424104	3311	38085	SH		SOLE		25010		13075
Magellan Midstream Partners LP	COM	559080106	273	6289	SH		SOLE		5467		822
McDonalds Corp.             	COM	580135101	3615	57892	SH		SOLE		33792		24100
Medtronic Inc               	COM	585055106	1575	35818	SH		SOLE		22793		13025
Microsoft Corp.             	COM	594918104	2196	72049	SH		SOLE		54377		17672
Monsanto Co      		COM	61166W101	2841	34755	SH		SOLE		21955		12800
Novartis                    	COM	66987V109	2136	39235	SH		SOLE		24235		15000
Occidental Petroleum Corp.  	COM	674599105	2310	28394	SH		SOLE		16490		11904
PepsiCo Inc.                	COM	713448108	215	3542	SH		SOLE		3267		275
Pfizer Inc.                 	COM	717081103	873	47990	SH		SOLE		45316		2674
Philip Morris Intl Inc      	COM	718172109	989	20525	SH		SOLE		16375		4150
Praxair                     	COM	74005P104	2190	27275	SH		SOLE		16990		10285
Procter & Gamble            	COM	742718109	1642	27090	SH		SOLE		19115		7975
S P D R TRUST Unit SR       	COM	78462F103	422	3785	SH		SOLE		1300		2485
Stryker Corp                	COM	863667101	1991	39525	SH		SOLE		25850		13675
Suncor Energy               	COM	867229106	434	12300	SH		SOLE		6400		5900
Sysco Corporation           	COM	871829107	1583	56660	SH		SOLE		44060		12600
Thermo Fisher Scientific    	COM	883556102	1158	24280	SH		SOLE		16530		7750
Total SA                    	COM	89151E109	1034	16150	SH		SOLE		11825		4325
Transocean Inc New          	COM	G90073100	506	6114	SH		SOLE		4564		1550
Vanguard Emerging Market    	COM	922042858	1534	37420	SH		SOLE		28895		8525
Vanguard Int Term Bond ETF  	COM	921937819	285	3600	SH		SOLE		3600		0
Vanguard Short Term Bond ETF	COM	921937827	247	3100	SH		SOLE		3100		0
VF Corp                     	COM	918204108	928	12675	SH		SOLE		8725		3950
Wal Mart Stores Inc.        	COM	931142103	543	10167	SH		SOLE		6777		3390
Walgreens                   	COM	931422109	453	12335	SH		SOLE		10085		2250
Walt Disney Co.             	COM	254687106	3556	110266	SH		SOLE		71416		38850
Western Union Company       	COM	959802109	2736	145125	SH		SOLE		86425		58700
Zimmer Holdings Inc.        	COM	98956P102	734	12413	SH		SOLE		7955		4458
